Customer deposits (Tables)	12 Months Ended
Dec. 31, 2024
Customer deposits
Schedule of Customer deposits

	December 31,	December 31,
	2023	2024
	US$	US$
Advances for real estate properties	1,279,142,157	663,295,070
Add: increase in revenue recognized in excess of amounts received from customers	—	—
Less: recognized as progress billings	(539,128,802)	(137,412,518)
Customer deposits (Note 2(i))	740,013,355	525,882,552